Consolidated Statement of Operations ¥ in Thousands	3 Months Ended			6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Operating expenses
Formation costs		$ 8,112.81
Listing fees		25,000.00
Total operating expenses		(33,112.81)
Other income/(expense)
Net income (loss)		$ (33,112.81)
Basic and diluted
Basic net income (loss) per ordinary share | $ / shares		$ (331.13)
Diluted net income (loss) per ordinary share | $ / shares		$ (331.13)
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic | shares		100
Weighted average number of share outstanding, diluted | shares		100
Operating expenses
Formation costs		$ (8,112.81)
Listing fees		$ (25,000.00)
Distoken Acquisition Corporation [Member]
Operating expenses
Operating and formation costs	$ 326,185		$ 428,379				$ 1,510,876	$ 724,967	$ 1,168,926				$ 2,155
Loss from operations	(326,185)		(428,379)				(1,510,876)	(724,967)	(1,168,926)				(2,155)
Other income/(expense)
Interest earned on investments held in Trust Account	555,371		914,783				1,644,669	2,143,508	2,908,568
Unrealized loss on investments held in Trust Account			26,564					16,128
Total other income, net	555,371		941,347				1,644,669	2,159,636	2,908,568
(LOSS)/PROFIT BEFORE TAX	229,186		512,968				133,793	1,434,669	1,739,642				(2,155)
Income tax benefits/(expenses)	(33,448)		(121,601)				(33,448)	(354,635)	(434,911)
Net income (loss)	$ 195,738		$ 391,367				$ 100,345	$ 1,080,034	$ 1,304,731				$ (2,155)
Distoken Acquisition Corporation [Member] | Redeemable Ordinary Shares [Member]
Basic and diluted
Basic net income (loss) per ordinary share | $ / shares	$ 0.03		$ 0.04				$ 0.02	$ 0.13	$ 0.16
Diluted net income (loss) per ordinary share | $ / shares	$ 0.03		$ 0.04				$ 0.02	$ 0.13	$ 0.16
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic | shares	3,881,692		6,900,000				3,881,692	5,686,813	5,570,867		5,570,867
Weighted average number of share outstanding, diluted | shares	3,881,692		6,900,000				3,881,692	5,686,813	5,570,867		5,570,867
Distoken Acquisition Corporation [Member] | Non-Redeemable Ordinary Shares [Member]
Basic and diluted
Basic net income (loss) per ordinary share | $ / shares	$ 0.03		$ 0.04				$ 0.02	$ 0.13	$ 0.16				$ (0.00)
Diluted net income (loss) per ordinary share | $ / shares	$ 0.03		$ 0.04				$ 0.02	$ 0.13	$ 0.16				$ (0.00)
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic | shares	2,548,000		2,548,000				2,548,000	2,452,176	2,476,329	[1],[2],[3]	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]	1,745,000	[1],[2],[3]
Weighted average number of share outstanding, diluted | shares	2,548,000		2,548,000				2,548,000	2,452,176	2,476,329	[1],[2],[3]	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]	1,745,000	[1],[2],[3]
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue				$ 108,167,000	¥ 786,068	¥ 619,676			$ 192,378,000		¥ 1,365,865				¥ 724,073
Cost of revenue				(93,046,000)	(676,187)	(524,393)			(164,150,000)		(1,165,446)				(596,928)
Gross profit				15,121,000	109,881	95,283			28,228,000		200,419				127,145
Operating expenses
Selling and distribution expenses				(4,515,000)	(32,810)	(35,161)			(12,914,000)		(91,688)				(70,073)
Administrative expenses				(6,565,000)	(47,709)	(60,380)			(16,249,000)		(115,367)				(209,868)
Research and development expenses				(779,000)	(5,658)	(7,978)			(1,730,000)		(12,285)				(16,695)
Total operating expenses				(11,859,000)	(86,177)	(103,519)			(30,893,000)		(219,340)				(296,636)
Loss from operations				3,262,000	23,704	(8,236)			(2,665,000)		(18,921)				(169,491)
Other income/(expense)
Fair value gains/(losses)				(2,924,000)	(21,248)	4,001			5,141,000		36,500				38,336
Other incomes				922,000	6,700	2,743			396,000		2,815				28,132
Other expenses				(119,000)	(862)	(380)			(312,000)		(2,220)				(3,977)
Gain on dissolution of subsidiaries and branches				182,000	1,322	8,507			4,129,000		29,312				16,010
Financial cost, net				(296,000)	(2,148)	(260)			215,000		1,530				18,446
Total other income, net				(2,235,000)	(16,236)	14,611			9,569,000		67,937				96,947
(LOSS)/PROFIT BEFORE TAX				1,027,000	7,468	6,375			6,904,000		49,016				(72,544)
Income tax benefits/(expenses)				(834,000)	(6,063)	23,814			4,261,000		30,256				(18,551)
Net profit for the year from continuing operations				193,000	1,405	30,189			11,165,000		79,272				(91,095)
Net profit from discontinued operations						8,543			2,503,000		17,774				(6,220)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares															(130,011)
Net profit attribute to non-controlling interests				57,000	413	54			(312,000)		(2,217)				(3,792)
Net income (loss)				$ 136,000	¥ 992	¥ 38,678			$ 13,980,000		¥ 99,263				¥ (223,534)
Basic and diluted
Continuing operations | (per share)						¥ 0.14			$ 0.05		¥ 0.37				¥ (0.97)
Discontinued operations | (per share)						0.04			0.01		0.08				(0.02)
Basic net income (loss) per ordinary share | (per share)						0.17			0.06		0.45				(0.99)
Continuing operations | (per share)						0.09			0.03		0.24				(0.97)
Discontinued operations | (per share)						0.02			0.01		0.05				(0.02)
Diluted net income (loss) per ordinary share | (per share)						¥ 0.11			$ 0.04		¥ 0.29				¥ (0.99)
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic | shares				221,777,718	221,777,718	221,777,718			221,777,718		221,777,718		224,986,014		224,986,014
Weighted average number of share outstanding, diluted | shares				342,756,528	342,756,528	342,756,528			342,756,528		342,756,528		224,986,014		224,986,014
Operating expenses
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR				$ 193,000	¥ 1,405	¥ 38,732			$ 13,668,000		¥ 97,046				¥ (97,315)
Comprehensive loss attribute to non-controlling interest				57,000	413	54			(312,000)		(2,217)				(3,792)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.				$ 136,000	¥ 992	¥ 38,678			$ 13,980,000		¥ 99,263				¥ (93,523)

[1]	At December 31, 2022, excludes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[3]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).